Related Party Transactions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Amount incurred by entity for provision of key management personnel services provided by separate management entity	$ 0.1	$ 0.0
Due to related parties for payroll expenses, consulting fees, bonuses accruals, vacation accruals and other expenses	$ 0.7	$ 0.1